INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of major components of tax expense (income) [Line Items]
Current tax expense (income)	$ 486	$ 465	$ 1,066	$ 752
Deferred tax expense (income)	246	(363)	413	(372)
Income tax expense	732	102	1,479	380
Current tax
Current tax	486	465	1,066	752
Deferred tax
Deferred tax expense (income)	246	(363)	413	(372)
Income tax expense	$ 732	$ 102	$ 1,479	$ 380